Operations in hydrocarbon consortiums	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Operations in hydrocarbon consortiums
Note 29. Operations in hydrocarbon consortiums
29.1 General considerations
Hydrocarbon areas are operated by granting exploration permits or exploitation concessions by the federal or provincial government based on the free availability of hydrocarbons produced.
29.2 Oil and gas areas and interests in joint operations
As of December 31, 2025, 2024 and 2023, the Company, through its subsidiaries, is the owner and part of the joint operations and consortia for oil and gas exploration and production, as shown below:
29.2.1 Bajada del Palo Oeste and Bajada del Palo Este areas
On December 21, 2018, through Decree No. 2,357/18, the Province of Neuquén approved the division and conversion of the operating concession in Bajada del Palo; in two unconventional hydrocarbon operating concessions (“CENCH” by Spanish acronym)
so-called
Bajada del Palo Este and Bajada del Palo Oeste for 35 years, including the payment of 12% royalties for the new production of unconventional formations. This decree replaces the conventional operating concession initially granted and determines the term of the concessions until December 21, 2053.
Under the granting of such unconventional exploitation concessions, Vista Argentina paid the Province of Neuquén the following amounts: (i) an exploitation bonus for 1,168; (ii) an infrastructure bonus totaling approximately 2,796; and (iii) an amount of 3,935 in connection with Corporate Social Responsibility. Additionally, Vista Argentina paid 1,102 in stamp tax and committed to a significant development and exploration plan for the area’s reserves
Subsequently, the Company, through its subsidiary, entered into the following 2 agreements with Trafigura over the Bajada del Palo Oeste area, maintains the operation in Bajada del Palo Oeste and owns 100% in CENCH:
(i) Farmout agreement I:
signed on June 28, 2021, for the development of a total of 7 pads in Bajada del Palo Oeste area, which are in production as of the date of these consolidated financial statements. This agreement granted Trafigura contractual rights for 20% of hydrocarbon production from those pads, as well as the associated obligations 20% of investment costs, including, among others, royalties, direct taxes, and remainder operating and midstream costs.
As part of the farmout agreement, Trafigura agreed to pay to Vista Argentina 25,000, of which 5,000 down payment; and the remainder through four payments of 5,000 for each pad, made at the start of hydrocarbon production from each of the pads.
(ii) Farmout agreement II:
signed on October 11, 2022, for the development of a total of 3 pads in Bajada del Palo Oeste area, which are in production as of the date of these consolidated financial statements.
The aforementioned agreement granted Trafigura contractual rights for 25% of hydrocarbon production from those pads, as well as the associated obligations 25% of investment costs, including, among others, royalties, direct taxes, and remainder operating and midstream costs.
As part of the farmout agreement, Trafigura agreed to pay to Vista Argentina 20,400, in 3 payments of 6,800 for each pad, made at the start of hydrocarbon production from each of the pads.
Finally, on December 16, 2024, as mentioned in Note 1.2.1, the Company agreed to the assignment in its favor of Trafigura’s interest in farmout agreements I and II, effective as from January 1, 2025, from which date the Company obtained the rights to 100% of the production from the pads subject to those agreements.
29.2.2 Coirón Amargo Norte
The Joint operating agreement (“JOA”) Coirón Amargo was originally formed and was owned an area located in the province of Neuquén made up of an operating concession (“Coirón Amargo Norte”) and an evaluation lot (“Coirón Amargo Sur”) due in 2036 and 2017, respectively.

On July 11, 2016, the partners of UT Coirón Amargo signed agreements to assign their interests whereby the area was divided in 3 (three) independent lots: Coirón Amargo Norte (“CAN”), Coirón Amargo Suroeste (“CASO”) which was assigned to Shell on April 1, 2021, and Coirón Amargo Sur Este (“CASE”). As a consequence, CAN was made up of Vista Argentina, Madalena Energy Argentina S.R.L. (“Madalena”) and Gas y Petróleo del Neuquén S.A. (“G&P”) with 55%, 35% and 10%, respectively. Vista Argentina is the operator as from the date and the concession expires in 2036.
According to the Operating Committee’ minutes of December 28, 2017, the carry agreement was signed; thus, the contributions made and to be made will be recognized as higher assets or expenses, as the case may be, in terms of the amounts actually disbursed by them, regardless of contractual equity interests.
As from that date and until June 2020, Vista Argentina recognized its 61.11% interest in this joint operation, which is made up of its 55% contractual equity interest plus the 6.11% incremental portion acquired from G&P.
On July 7, 2020, in agreement with Coirón Amargo Norte JOA, Vista Argentina, together with its partner G&P decided to remove Madalena from the agreement by subscribing addendum VIII to the venture agreement for the exploration and exploitation of CAN. Ministry of Energy and Natural Resources Resolution No. 71/20 approved addendum VIII to the venture agreement and Decree No. 1,292/2020 of November 6, 2020, ratified such approval retroactively. Consequently, the Company, through its subsidiary Vista Argentina, increased its interest in the aforementioned JOA from 55% to 84.62% for no consideration.
As from that date, and maintaining the abovementioned carry system, the Company recognizes all its interests in this joint operation in its consolidated financial statements.
29.2.3 Águila Mora
On August 22, 2018, APCO SAU signed an assignment agreement (the “Águila Mora swap agreement”) whereby: (i) Vista Argentina assigned to O&G Development Ltd S.A (actually “Shell”) a 35% nonoperated working interest in CASO’s oil & gas properties; and (ii) O&G assigned to Vista Argentina a 90% operated working interest in Águila Mora’s oil and gas properties, plus a contribution up to 10,000 to refurbish its existing water infrastructure to benefit Shell and Vista Argentina operations.
Águila Mora swap agreement obtained the approvals from the Province of Neuquén on November 22, 2018. Therefore, as from that date, the Company acquired a 90% working interest in Águila Mora’s oil and gas properties, becoming the operator.
Through Decree No. 2,597/19 granted by the Province of Neuquén whereby G&P was granted the unconventional operating concession of Águila Mora area for 35, expiring on November 29, 2054.
Vista Argentina maintains for such area a carry agreement for the interest in G&P and includes all its interests in this joint operation in the consolidated financial statements.
29.2.4. Acambuco
The Company, through its subsidiary Vista Argentina has a 1.5% working interest in operating concession Acambuco, located in the Northwest basin, Province of Salta. The operating concession operator is Pan American, with a 52% working interest. The remainder partners are YPF S.A., Shell, and Northwest Argentina Corporation with an equity of 22.5%, 22.5% and 1.5%, respectively.
The operating concession Acambuco includes two operating plots: (i) San Pedrito, which was declared to be marketable on February 14, 2001, and expires in 2036; and (i) Macueta, which was declared to be marketable on February 16, 2005, and expires in 2040.
29.2.5 La Amarga Chica
On December 10, 2014, YPF and PEPASA entered into the original joint venture agreement for the exploration, appraisal, exploitation and development of hydrocarbons in La Amarga Chica area, Province of Neuquén, each holding a 50% interest in the joint venture, operated by YPF.

The concession is effective for 25 years, expiring on December 18, 2049.
As mentioned in Note 1.2.2, on April 15, 2025, the Company acquired PEPASA (currently, “Vista Lach”). Consequently, through an amendment to the joint venture agreement entered into on June 30, 2025, the partners amended their corporate name to “YPF S.A. – Vista Energy LACH S.A. UT.”
29.2.6 Aguada Federal and Bandurria Norte
On September 16, 2021, the Company, through its subsidiary Vista Holding I, acquired 100% of the shares of AFBN; the owner of the 50%
non-operated
working interest in the Aguada Federal and Bandurria Norte concessions, granted by the Province of Neuquén and expiring in 2050. At that date, the concession were operated by Wintershall, which held the remaining 50% working interest.
On January 17, 2022, the Company, through its subsidiary Vista Argentina, acquired the remaining 50% working interest in the Aguada Federal and Bandurria Norte concessions from Wintershall; and the Company became the operator of the 100% working interest.
Under the second transaction terms, the Company paid a total amount of 140,000, of which 90,000 was paid on the date of the transaction, and the remaining 50,000, in 8 equal quarterly instalments starting on April 2022. During the year ended December 31, 2023, Vista paid 25,000.
On September 14, 2022, the Province of Neuquén issued Presidential Decrees No. 1,851/22 and No. 1,852/22 approving the assignment of the aforementioned interests from Wintershall to Vista Argentina.
Effective January 1, 2025, AFBN was merged into Vista Argentina, as a result of which the Aguada Federal and Bandurria Norte concessions are held at 100% working interest by Vista Argentina.
For additional information, see Note 3
4
.
29.3 Summarized financial information on the operated and nonoperated join operations
Below is the summarized financial information on the operated and nonoperated joint operations involving the Company, which assets, liabilities, revenue and expenses are not fully consolidated in the Company’s financial statements.
The summarized financial information disclosed below represents the amounts under IFRS accounting standards of the related interest:

	As of December 31, 2025	As of December 31, 2024
Assets
Noncurrent assets	1,492,937	290,683
Current assets	9,599	402

Liabilities
Noncurrent liabilities	22,543	2,428
Current liabilities	95,141	6,483

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Operating costs	(55,985)	(2,081)	(1,687)
Depreciation, depletion and amortization	(187,137)	(62,751)	(78,860)
General and administrative expenses	(30)	(227)	(846)
Other operating income (expenses)	2,462	—	—
Impairment of long-lived assets	—	—	(1,679)
Financial results, net	(1,101)	(118)	1,561

Total	(241,791)	(65,177)	(81,511)

29.4 Investment commitment
As of December 31, 2025, the Company has the following main commitments pending execution:
A-
Argentina
(i) In the area of Entre Lomas (Province of Río Negro) drill and complete 4 development wells for an estimate cost of 10,520; intervene 17 wells with workover, and abandon 12 wells for an estimated cost of 7,743; adjust existing and new facilities for an estimated cost of 3,117; and
(ii) In the areas of 25 de Mayo – Medanito S.E. and Jagüel de los Machos (Province of Río Negro) drill and complete 5 development wells for an estimated cost of 7,685; intervene 11 wells with workover and abandon 19 wells for an estimated cost of 6,567; and adjust new and existing facilities for an estimated cost of 1,432.
All of commitment mentioned above are subject to the conventional asset assignment agreement mentioned in Note 3.2.8, which establishes that investment commitments will be fully assumed by Tango, as the area operator and the extension of the concessions mentioned in Note 28.1.2.
B-
Mexico
The Company has no commitments as of the date of the consolidated financial statements.